Organization and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Principles of Consolidation
Principles of Consolidation
The consolidated financial statements include the accounts of PetroQuest and its subsidiaries, PetroQuest Energy, L.L.C., PetroQuest Oil & Gas, L.L.C, Pittrans, Inc. and TDC Energy LLC (collectively, the "Company"). All intercompany accounts and transactions have been eliminated. Certain prior period amounts have been reclassified to conform to current year presentation.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Estimates of proved oil and gas reserves and future net cash flows from estimated proved reserves are based on geological and engineering data and depend upon a number of variable factors and assumptions. Changes in estimated proved oil and gas reserves used in the calculation of depreciation, depletion and amortization of oil and gas properties or the present value of the estimated future net cash flows from estimated proved reserves used in the ceiling test could have a material impact on future results of operations.

Oil and Gas Properties
Oil and Gas Properties
The Company utilizes the full cost method of accounting, which involves capitalizing all acquisition, exploration and development costs incurred for the purpose of finding oil and gas reserves including the costs of drilling and equipping productive wells, dry hole costs, lease acquisition costs and delay rentals. The Company also capitalizes the portion of general and administrative costs that can be directly identified with acquisition, exploration or development of oil and gas properties. Unevaluated property costs are transferred to evaluated property costs at such time as wells are completed on the properties, the properties are sold, or management determines these costs to have been impaired. Interest is capitalized on unevaluated property costs. Transactions involving sales of reserves in place are recorded as adjustments to accumulated depreciation, depletion and amortization with no gain or loss recognized, unless such adjustments would cause a significant alteration in the relationship between capitalized costs and proved reserves.
Depreciation, depletion and amortization of oil and gas properties is computed using the unit-of-production method based on estimated proved reserves. All costs associated with evaluated oil and gas properties, including an estimate of future development costs associated therewith, are included in the depreciable base. The costs of investments in unevaluated properties are excluded from this calculation until the related properties are evaluated, proved reserves are established or the properties are determined to be impaired. Proved oil and gas reserves are estimated annually by independent petroleum engineers.
The capitalized costs of proved oil and gas properties cannot exceed the present value of the estimated net future cash flows from proved reserves based on historical twelve-month, first day of the month, average oil, gas and natural gas liquid prices, including the effect of hedges in place (the full cost ceiling). If the capitalized costs of proved oil and gas properties exceed the full cost ceiling, the Company is required to write-down the value of its oil and gas properties to the full cost ceiling amount. The Company follows the provisions of Staff Accounting Bulletin (“SAB”) No. 106, regarding the application of Accounting Standards Codification ("ASC") Topic 410-20 by companies following the full cost accounting method. SAB No. 106 indicates that estimated future dismantlement and abandonment costs that are recorded on the balance sheet are to be included in the costs subject to the full cost ceiling limitation. The estimated future cash outflows associated with settling the recorded asset retirement obligations are excluded from the computation of the present value of estimated future net revenues used in applying the ceiling test.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all highly liquid investments with a stated maturity of three months or less to be cash and cash equivalents. The majority of the Company’s cash and cash equivalents are in overnight securities made through its commercial bank accounts, which result in available funds the next business day.

Accounts Receivable	Accounts Receivable In its capacity as operator, the Company incurs drilling and operating costs that are billed to its partners based on their respective working interests.
Other Property and Equipment	Other Property and Equipment The costs related to other furniture and fixtures are depreciated on a straight line basis over estimated useful lives ranging from three to eight years.
Other Assets
Other Assets
Other assets at December 31, 2016 included $6.2 million related to cash collateral paid with respect to the Company's surety bonds which secure its offshore decommissioning obligations. Other assets at December 31, 2015 included $1.4 million related to deferred financing costs with respect to the Company's bank credit facility, which were written off upon termination of the bank credit facility.

Income Taxes
Income Taxes
The Company accounts for income taxes in accordance with ASC Topic 740. Provisions for income taxes include deferred taxes resulting primarily from temporary differences due to different reporting methods for oil and gas properties for financial reporting purposes and income tax purposes. For financial reporting purposes, all exploratory and development expenditures are capitalized and depreciated, depleted and amortized on the unit-of-production method. For income tax purposes, only the equipment and leasehold costs relative to successful wells are capitalized and recovered through depreciation or depletion. Generally, most other exploratory and development costs are charged to expense as incurred; however, the Company may use certain provisions of the Internal Revenue Code that allow capitalization of intangible drilling costs. Other financial and income tax reporting differences occur primarily as a result of statutory depletion. Deferred tax assets are assessed for realizability and a valuation allowance is established for any portion of the asset for which it is more likely than not will not be realized.

Revenue Recognition
Revenue Recognition
The Company records natural gas and oil revenue under the sales method of accounting. Under the sales method, the Company recognizes revenues based on the amount of natural gas or oil sold to purchasers, which may differ from the amounts to which the Company is entitled based on its interest in the properties.

Concentrations
Concentrations
The Company’s production is sold on month to month contracts at prevailing prices. The Company attempts to diversify its sales among multiple purchasers and obtain credit protection such as letters of credit and parental guarantees when necessary.

Derivatives Instruments
Derivative Instruments
Under ASC Topic 815, the nature of a derivative instrument must be evaluated to determine if it qualifies for hedge accounting treatment. Instruments qualifying for hedge accounting treatment are recorded as an asset or liability measured at fair value and subsequent changes in fair value are recognized in stockholders’ equity through other comprehensive income (loss), net of related taxes, to the extent the hedge is effective. If a hedge becomes ineffective because the hedged production does not occur, or the hedge otherwise does not qualify for hedge accounting treatment, the changes in the fair value of the derivative are recorded in the statement of operations as derivative income (expense). The Company does not offset fair value amounts recognized for derivative instruments.
The Company’s hedges are specifically referenced to NYMEX prices for natural gas. The effectiveness of hedges is evaluated at the time the contracts are entered into, as well as periodically over the life of the contracts, by analyzing the correlation between NYMEX prices and the posted prices received from the designated production. Through this analysis, the Company is able to determine if a high correlation exists between the prices received for its designated production and the NYMEX prices at which the hedges will be settled. At December 31, 2016, the Company’s derivative instruments were designated as effective cash flow hedges. See Note 7 for further discussion of the Company’s derivative instruments.

Recently Issued Accounting Standards
Recently Issued Accounting Standards
In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-09, “Revenue from Contracts with Customers” to clarify the principles for recognizing revenue and to develop a common revenue standard and disclosure requirements.  The core principle of ASU 2014-09 is that an entity will recognize revenue when it transfers control of goods or services to customers at an amount that reflects the consideration to which it expects to be entitled in exchange for those goods and or services.  In August 2015, the FASB issued ASU 2015-14 deferring the effective date of ASU 2014-09 by one year to interim and annual periods beginning on or after December 31, 2017.  Entities can choose to apply the standard using either a full retrospective approach or a modified retrospective approach, with the cumulative effect of initially applying ASU 2014-09 recognized at the date of initial application.  We expect to apply the modified retrospective approach upon adoption of this standard. The Company is currently evaluating the effect that this new standard will have on its consolidated financial statements and related disclosures, however, the Company does not expect the adoption of the standard will have a material impact on its consolidated financial statements.
In August 2014, the FASB issued ASU 2014-15, "Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic 205-40)."  The guidance requires management to evaluate whether there are conditions and events that raise substantial doubt about the company's ability to continue as a going concern within one year after the financial statements are issued on both an interim and annual basis. Additionally, management is required to provide certain footnote disclosures if it concludes that substantial doubt exists or when it concludes its plans alleviate substantial doubt about the company's ability to continue as a going concern. ASU 2014-15 became effective for us on December 15, 2016. The standard did not impact the Company's disclosures, financial position, results of operations or cash flows.
In November 2015, the FASB issued ASU 2015-17, "Balance Sheet Classification of Deferred Taxes" to simplify the presentation of deferred income taxes. The guidance allows for the presentation of all deferred tax assets and liabilities, along with any related valuation allowance, to be classified as noncurrent on the balance sheet. We early adopted ASU 2015-17, on a retrospective basis, which had no effect on our financial position, results of operations or cash flows.
In February 2016, the FASB issued ASU 2016-02, "Leases (Topic 842)" to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. The standard is effective for public entities for fiscal years beginning after December 15, 2018, and for interim periods within those fiscal years, with earlier application permitted. Upon adoption the lessee will apply the new standard retrospectively to all periods presented or retrospectively using a cumulative effect adjustment in the year of adoption. The Company is currently evaluating the effect that this new standard may have on our financial statements.

In March 2016, the FASB issued ASU 2016-09, "Compensation - Stock Compensation (Topic 718)" to simplify several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and forfeitures, as well as classification in the statement of cash flows. ASU 2016-09 is effective for public entities for fiscal years beginning after December 15, 2016, and for interim periods within those fiscal years. Early adoption is permitted for any entity in any interim or annual period. An entity that elects early adoption must adopt all of the amendments in ASU 2016-09 in the same period. We are currently evaluating the effect that this new standard may have on our financial statements, but we do not anticipate the implementation of this new standard will have a material effect.